CONSOLIDATED INCOME STATEMENTS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues:
Product sales	$ 1,552,893,052	$ 1,518,411,235	$ 968,465,125
Product sales - related party	2,898,698	3,140,734	63,656,237
Processing services	8,603,976	1,223,637	666,771
Total net revenues	1,561,497,028	1,519,634,872	969,131,896
Cost of revenues:
Product sales	1,346,151,113	1,405,819,889	1,006,541,731
Product sales - related party	2,733,991	3,578,013	68,278,711
Processing services	6,062,630	709,883	726,803
Total cost of revenues	1,352,213,743	1,406,529,772	1,007,268,534
Gross profit (loss)	209,283,285	113,105,100	(38,136,638)
Operating expenses (income):
Sales and marketing	93,067,159	75,594,663	31,203,369
General and administrative	67,293,891	55,632,109	50,881,639
Research and development	52,575,143	46,452,032	44,101,917
Other operating income	(11,870,403)	(45,885,044)	(1,655,426)
Impairment of long-lived assets		202,756,739	6,437,716
Goodwill impairment			6,160,545
Intangible asset impairment			3,764,464
Total operating expenses	201,065,790	334,550,499	140,894,224
Income (loss) from operations	8,217,495	(221,445,399)	(179,030,862)
Non-operating expenses (income):
Interest income	(5,009,687)	(8,443,153)	(7,118,250)
Interest expense	49,015,802	52,108,491	50,628,707
Foreign exchange losses(gains)	27,009,411	367,936	(1,385,622)
Losses (gains) on derivatives, net	(6,057,941)	(633,964)	53,945
Gain on disposal of subsidiaries	(8,253,229)
Gains on repurchase of convertible notes	(7,048,188)
Fair value change of warrant liability	(7,455,000)	(3,202,500)
Loss before income tax, noncontrolling interests	(33,983,673)	(261,642,209)	(221,209,642)
Income tax benefit (expense)	349,880	2,722,715	(21,352,490)
Net loss	(33,633,793)	(258,919,494)	(242,562,132)
Less: net loss attributed to noncontrolling interests	(3,772)	(3,955)	(46,593)
Net loss attributed to ReneSola Ltd	$ (33,630,021)	$ (258,915,539)	$ (242,515,539)
Loss per share
Basic (in dollars per share)	$ (0.17)	$ (1.42)	$ (1.40)
Diluted (in dollars per share)	$ (0.17)	$ (1.42)	$ (1.40)
Weighted average number of shares used in computing loss per share
Basic (in shares)	203,550,049	182,167,908	172,671,369
Diluted (in shares)	203,550,049	182,167,908	172,671,369